COMMITMENTS AND CONTINGENCIES (Details) (CNY)	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Damages sought		151,000,000
2014	3,603,484	3,603,484
2015	4,534,964	4,534,964
2016	13,512,028	13,512,028
2017	13,002,765	13,002,765
2018	11,164,271	11,164,271
2019 and thereafter	9,711,305	9,711,305
Total	55,528,817	55,528,817
Rent expense		20,847,571	18,941,363	14,006,416
Rental prepayment	17,850,000
Prepaid rent, current	8,526,847	8,526,847
Prepaid rent, noncurrent	9,323,153	9,323,153
Deposit from Beijing Air	35,000,000	35,000,000	25,000,000
Escrow bank account, deposit	102,000,000	102,000,000	60,000,000
Guarantee arrangements	164,000,000	164,000,000	107,000,000
Beijing Quna [Member]
Loss Contingencies [Line Items]
Damages sought		8,100,000
Second Two Years [Member]
Operating Leases [Line Items]
Annual rent payment			1,905,734
Years Five To Seven [Member]
Operating Leases [Line Items]
Annual rent payment			2,477,455
Years Eight To Ten [Member]
Operating Leases [Line Items]
Annual rent payment			2,858,602